Share-based payments - Westpac Long Term Incentive Plan, Westpac Performance Plan (WPP) & Restricted Share Plan (RSP) (Details)		12 Months Ended
	Oct. 01, 2018 EquityInstruments	Sep. 30, 2019 AUD ($) EquityInstruments $ / shares	Sep. 30, 2018 AUD ($) EquityInstruments $ / shares
Westpac Long Term Variable Reward Plan (LTVR) | Share options
Share options
Outstanding at the beginning of the year	52,350	52,350	256,840
Options exercised during the year		37,831	103,686
Lapsed during the year		14,519	100,804
Outstanding at the end of the year			52,350
Outstanding and Exercisable at the end of the year			52,350
Weighted Average Exercise Price
Outstanding at the beginning of the year	23.40%	23.40%	26.36%
Exercised during the year | $ / shares		$ 23.40	$ 24.23
Outstanding at the end of the year			23.40%
Outstanding and Exercisable at the end of the year | $ / shares			$ 23.40
Weighted average remaining contractual life			0 years
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	4,712,843	4,712,843	5,231,904
Granted during the year		1,169,704	808,290
Equity instruments exercised during the year			2,929
Lapsed during the year		1,327,958	1,324,422
Outstanding at the end of the year		4,554,589	4,712,843
Outstanding and Exercisable at the end of the year		3,719	3,719
Weighted average remaining contractual life	10 years 10 months 24 days	12 years 3 months 18 days
Weighted average fair value at grant date | $		$ 15.62	$ 17.86
Westpac Performance Plan (WPP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	673,889	673,889	619,779
Granted during the year		385,646	246,902
Equity instruments exercised during the year		184,043	156,691
Lapsed during the year		89,026	36,101
Outstanding at the end of the year		786,466	673,889
Outstanding and Exercisable at the end of the year		130,946	124,525
Weighted average remaining contractual life		12 years 9 months 18 days	12 years 4 months 24 days
Weighted average fair value at grant date | $		$ 23.08	$ 27.83
Westpac Performance Plan (WPP) | Share rights | One-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	140,531	140,531
Granted during the year		145,296
Equity instruments exercised during the year		82,287
Lapsed during the year		5,652
Outstanding at the end of the year		197,888	140,531
Outstanding and Exercisable at the end of the year		59,413
Westpac Performance Plan (WPP) | Share rights | Two-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	253,390	253,390
Granted during the year		146,139
Equity instruments exercised during the year		78,180
Lapsed during the year		31,440
Outstanding at the end of the year		289,909	253,390
Outstanding and Exercisable at the end of the year		48,833
Westpac Performance Plan (WPP) | Share rights | Three-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	117,739	117,739
Granted during the year		20,169
Equity instruments exercised during the year		23,576
Lapsed during the year		19,083
Outstanding at the end of the year		95,249	117,739
Outstanding and Exercisable at the end of the year		22,700
Westpac Performance Plan (WPP) | Share rights | Four-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	162,229	162,229
Granted during the year		74,042
Lapsed during the year		32,851
Outstanding at the end of the year		203,420	162,229
RSP
Equity instruments other than options
Outstanding at the beginning of the year	4,189,644	4,189,644	4,204,753
Granted during the year		2,861,262	2,479,975
Released		2,214,509	2,225,245
Forfeited during the year		63,226	269,839
Outstanding at the end of the year		4,773,171	4,189,644
RSP | Granted prior to October 2009
Equity instruments other than options
Outstanding at the beginning of the year	346,732	346,732
Released		346,732
Outstanding at the end of the year			346,732
Weighted average remaining contractual life		10 years
RSP | Granted subsequent to October 2009
Equity instruments other than options
Outstanding at the beginning of the year	3,842,912	3,842,912
Granted during the year		2,861,262
Released		1,867,777
Forfeited during the year		63,226
Outstanding at the end of the year		4,773,171	3,842,912
RSP | Share rights
Equity instruments other than options
Weighted average fair value at grant date | $		$ 25.20	$ 31.29